Business Segment Information	3 Months Ended
Mar. 31, 2014
Business Segment Information
8. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at March 31, 2014 and December 31, 2013 and for the three months ended March 31, 2014 and March 31, 2013 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)
Ireland	$85,361	$60,994
Rest of Europe	86,401	85,036
U.S.	141,679	135,475
Rest of World	36,193	35,284

Total	$349,634	$316,789
* All sales shown for Ireland are export sales.

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)
Ireland	$28,134	$12,016
Rest of Europe	6,401	3,786
U.S.	6,694	5,537
Rest of World	1,769	1,657

Total	$42,998	$22,996

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)
Ireland	$28,134	$12,341
Rest of Europe	6,401	5,557
U.S.	6,694	7,790
Rest of World	1,769	1,720

Total	$42,998	$27,408

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31,	December 31,
	2014	2013
	(in thousands)
Ireland	$100,874	$103,868
Rest of Europe	15,184	14,630
U.S.	32,996	33,947
Rest of World	8,133	8,385

Total	$157,187	$160,830

e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)
Ireland	$5,149	$4,989
Rest of Europe	1,323	1,734
U.S.	4,203	3,718
Rest of World	873	1,015

Total	$11,548	$11,456

f) The distribution of total assets by geographical area was as follows:

	March 31,	December 31,
	2014	2013
	(in thousands)
Ireland	$655,923	$581,568
Rest of Europe	311,421	321,661
U.S.	464,363	486,232
Rest of World	52,834	52,999

Total	$1,484,541	$1,442,460